Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Other payables [Abstract]
Schedule of other payables
	December 31, 2022	December 31, 2021
Salaries and bonuses payable	$1,466,631	$1,886,156
Professional fee payable	1,141,582	1,138,543
Payables on intangible assets	-	727,060
Payables on machinery and equipment	79,517	128,013
Pension payable	99,921	83,049
Output tax payable	469,800	98,735
Others	363,547	471,072
	$3,620,998	$4,532,628